The UBS Funds

Prospectus Supplement | February 2, 2026

Includes:

•  UBS Global Allocation Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus for UBS Global Allocation Fund (the "Fund"), a series of The UBS Funds, dated October 28, 2025, previously supplemented, as follows:

Nicole Goldberger no longer serves as a portfolio manager for the Fund, and Jade Fu is added as a portfolio manager for the Fund. Evan Brown and Thomas Oesch will continue to serve as portfolio managers for the Fund.

Therefore, the information under the heading "UBS Global Allocation Fund—Fund Summary" and the sub-heading "Portfolio managers" of the Prospectus is deleted in its entirety and replaced by the following:

• Evan Brown, portfolio manager of the Fund since 2021.

• Thomas Oesch, portfolio manager of the Fund since 2022.

• Jade Fu, portfolio manager of the Fund since January 2026.

Additionally, the information under the heading "Additional Information" and the sub-heading "Management—Portfolio management—UBS Global Allocation Fund" of the Prospectus is deleted in its entirety and replaced by the following:

Evan Brown, Thomas Oesch, and Jane Fu are co-portfolio managers for the UBS Global Allocation Fund. As portfolio managers for the Fund, Messrs. Brown and Oesch and Ms. Fu have responsibility for allocating the portfolio among the various asset classes and reviewing the overall composition of the portfolio in an effort to ensure its compliance with its stated investment objective. Messrs. Brown and Oesch and Ms. Fu have access to certain members of the fixed-income and equities investment management teams, each of whom may be allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Information about Messrs. Brown and Oesch and Ms. Fu is provided below.

Evan Brown, CFA, is a portfolio manager and Head of Multi-Asset Strategy in the Active Multi-Asset team and a Managing Director at UBS Asset Management. Mr. Brown has been at UBS Asset Management since 2017. Prior to joining UBS Asset Management, Mr. Brown was a strategist and portfolio manager for macro hedge fund strategies at Millennium. Previously, Mr. Brown co-ran US FX (i.e., foreign exchange) strategy at Morgan Stanley. Mr. Brown has been a portfolio manager of the Fund since 2021.

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Thomas Oesch, CFA, is a portfolio manager in the Active Multi-Asset team and an Executive Director at UBS Asset Management. Mr. Oesch has been at UBS Asset Management since 2006. Mr. Oesch has been a portfolio manager of the Fund since 2022.

Jade Fu, CFA, is a portfolio manager in the Active Multi-Asset Team and a Director at UBS Asset Management. Ms. Fu has been at UBS Asset Management since 2022. Prior to joining UBS Asset Management, Ms. Fu was at Barings Asset Management's Multi-Asset team, where she was the lead portfolio manager responsible for managing a global total return multi-asset fund and a number of regional relative and total return portfolios for institutional clients. Prior to that, Ms. Fu worked as a portfolio manager at Credit Suisse Global Wealth Management in Hong Kong and Heartwood Investment Management in London, managing a range of different multi-asset and equity solutions. Ms. Fu is a member of the CFA Institute. Ms. Fu has been a portfolio manager of the Fund since January 2026.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds

Supplement to the Statement of Additional Information | February 2, 2026

Includes:

•  UBS Global Allocation Fund

Dear Investor,

The purpose of this supplement is to update information in the Statement of Additional Information ("SAI") for UBS Global Allocation Fund (the "Fund"), a series of The UBS Funds, dated October 28, 2025, previously supplemented, as follows:

Nicole Goldberger no longer serves as a portfolio manager for the Fund, and Jade Fu is added as a portfolio manager for the Fund. Evan Brown and Thomas Oesch will continue to serve as portfolio managers for the Fund.

Therefore, in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," the information regarding other accounts managed for Nicole Goldberger is deleted in its entirety and the following information is added:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Jade Fu* (UBS Global Allocation Fund)	0	$0	4	$1,526	5	$392

  *  Ms. Fu became a portfolio manager of the UBS Global Allocation Fund as of January 27, 2026. Information is as of December 31, 2025.

In addition, in the SAI under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," the information regarding shares owned for Nicole Goldberger is deleted in its entirety and the following information is added:

Portfolio manager/Fund	Range of shares owned
Jade Fu† (UBS Global Allocation Fund)	None

†  Ms. Fu became a portfolio manager of the UBS Global Allocation Fund as of January 27, 2026. Information is as of December 31, 2025.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1293